Pioneer Municipal High Income Fund, Inc.

Ticker Symbol: MHI

Schedule of Investments  |  1/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 149.5%
	Municipal Bonds — 149.5% of Net Assets(a)
	Arizona — 2.4%
4,000,000(b)	City of Phoenix, 5.00%, 7/1/27	$ 4,636,760
2,220,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	2,266,487
24,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	24,594
	Total Arizona	$6,927,841
	Arkansas — 0.9%
2,500,000	Arkansas Development Finance Authority, Big River Steel Project, 4.50%, 9/1/49 (144A)	$ 2,686,600
	Total Arkansas	$2,686,600
	California — 6.8%
2,500,000	Bay Area Toll Authority, Series F-2, 2.60%, 4/1/56	$ 2,307,050
1,000,000	California County Tobacco Securitization Agency, Series B-1, 5.00%, 6/1/49	1,211,880
10,000,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	2,485,800
2,000,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.00%, 6/1/46	2,847,820
530,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A, 5.75%, 7/1/30	536,964
1,570,000(d)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	1,642,079
1,400,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.625%, 11/1/33	1,485,246
1,250,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/54	1,355,338
2,000,000(b)(d)	Los Angeles Community College District, Series G, 4.00%, 8/1/39	2,156,880
1,605,000	Los Angeles County Metropolitan Transportation Authority, Series A, 5.00%, 7/1/30	1,906,146
1,500,000(b)	State of California, 3.00%, 10/1/33	1,591,800
	Total California	$19,527,003
	Colorado — 2.3%
2,180,000	Board of Water Commissioners City & County of Denver, Series A, 4.00%, 9/15/42	$ 2,445,110
1Pioneer Municipal High Income Fund, Inc. |  | 1/31/22

Principal Amount USD ($)		Value
	Colorado — (continued)
1,500,000(d)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, Series A, 8.00%, 9/1/43	$ 1,671,810
1,665,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.00%, 6/1/39 (144A)	2,358,805
	Total Colorado	$6,475,725
	Connecticut — 1.6%
3,380,000	Mohegan Tribal Finance Authority, 7.00%, 2/1/45 (144A)	$ 3,511,110
1,000,000(b)	State of Connecticut, Series E, 4.00%, 9/1/30	1,072,370
	Total Connecticut	$4,583,480
	District of Columbia — 3.5%
1,535,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.50%, 5/15/33	$ 1,662,820
6,000,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	6,082,560
10,000,000(c)	District of Columbia Tobacco Settlement Financing Corp., Capital Appreciation, Asset-Backed, Series A, 6/15/46	2,206,700
	Total District of Columbia	$9,952,080
	Florida — 6.6%
2,500,000	Collier County Water-Sewer District, 4.00%, 7/1/43	$ 2,899,150
2,500,000	County of Hillsborough FL, 3.00%, 8/1/46	2,587,975
5,000,000	County of Miami-Dade, Water & Sewer System Revenue, Series A, 4.00%, 10/1/44	5,532,850
275,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/31	307,827
225,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/35	258,473
1,800,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/51	2,040,660
5,000,000	Florida’s Turnpike Enterprise, Department of Transportation, Series A, 4.00%, 7/1/34	5,327,150
	Total Florida	$18,954,085
	Georgia — 5.0%
7,010,000	Brookhaven Development Authority, Children's Healthcare Of Atlanta, Inc., Series A, 4.00%, 7/1/49	$ 7,778,857
Pioneer Municipal High Income Fund, Inc. |  | 1/31/222

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Georgia — (continued)
2,500,000	County of Fulton GA Water & Sewerage Revenue, Series A, 2.25%, 1/1/42	$ 2,347,550
4,000,000	Private Colleges & Universities Authority, Emory University, Series A, 5.00%, 10/1/43	4,248,240
	Total Georgia	$14,374,647
	Idaho — 1.8%
5,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$ 5,021,800
	Total Idaho	$5,021,800
	Illinois — 10.8%
704,519(c)	Illinois Finance Authority, Cabs Clare Oaks Project, 11/15/52	$ 21,199
1,116,010(e)	Illinois Finance Authority, Clare Oaks Project, 5.25%, 11/15/52	1,069,417
3,500,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.25%, 5/15/42	3,674,055
4,000,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.50%, 5/15/54	4,220,160
975,000	Illinois Housing Development Authority, Series B, 2.15%, 10/1/41 (GNMA FNMA FHLMC COLL Insured)	924,310
2,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 6/15/52	2,132,000
1,610,000(f)	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 5.65%, 6/15/22 (NATL-RE Insured)	1,635,035
13,785,000(f)	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 5.65%, 6/15/22 (NATL-RE Insured)	14,039,885
1,485,000(f)	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Series B, 5.65%, 6/15/22 (NATL-RE Insured)	1,512,071
1,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Project, Series B, 5.00%, 6/15/52 (ST APPROP Insured)	1,015,720
695,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	660,250
	Total Illinois	$30,904,102
	Indiana — 1.6%
2,000,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	$ 2,029,760
3Pioneer Municipal High Income Fund, Inc. |  | 1/31/22

Principal Amount USD ($)		Value
	Indiana — (continued)
1,500,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	$ 1,516,185
1,000,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	1,143,890
	Total Indiana	$4,689,835
	Maine — 2.1%
1,400,000	City of Portland ME General Airport Revenue, 4.00%, 1/1/40	$ 1,569,246
4,480,000	Maine Turnpike Authority, Series A, 5.00%, 7/1/42	4,546,214
	Total Maine	$6,115,460
	Maryland — 3.1%
1,325,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$ 1,409,402
5,365,000	University System of Maryland, Series A, 4.00%, 4/1/43	6,124,094
1,250,000	Washington Suburban Sanitary Commission, 3.00%, 6/1/47 (CNTY GTD Insured)	1,304,400
	Total Maryland	$8,837,896
	Massachusetts — 17.1%
2,000,000(b)	City of Boston, Series A, 5.00%, 3/1/39	$ 2,413,320
4,000,000(b)	Commonwealth of Massachusetts, Series C, 3.00%, 3/1/49	4,077,800
7,000,000(c)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	6,171,550
1,550,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.00%, 7/15/36	2,082,193
5,000,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.00%, 7/15/40	6,771,150
5,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, 4.00%, 7/1/41	5,635,050
1,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, 4.00%, 7/1/41	1,100,480
7,100,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	10,614,571
3,100,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.50%, 7/1/32	4,230,539
1,000,000	Massachusetts Housing Finance Agency, 2.35%, 6/1/39 (GNMA FNMA FHLMC Insured)	956,650
Pioneer Municipal High Income Fund, Inc. |  | 1/31/224

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Massachusetts — (continued)
1,000,000	Massachusetts Housing Finance Agency, Sustainability Bond, Series B1, 2.875%, 12/1/51	$ 957,550
2,800,000(b)	Town of Arlington MA, 2.00%, 9/15/41	2,701,720
1,000,000(b)	Town of Plymouth MA, 2.00%, 5/1/34	973,230
	Total Massachusetts	$48,685,803
	Michigan — 1.3%
1,000,000	David Ellis Academy, 5.25%, 6/1/45	$ 1,028,590
2,640,000	Michigan State University, Series A, 5.00%, 8/15/41	2,794,308
	Total Michigan	$3,822,898
	Minnesota — 3.9%
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.00%, 7/1/47	$ 1,053,510
1,000,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.00%, 11/15/48	1,116,310
2,300,000	City of Rochester, Mayo Clinic, Series B, 5.00%, 11/15/35	3,193,251
5,000,000(b)	State of Minnesota, Series B, 4.00%, 8/1/27	5,620,500
	Total Minnesota	$10,983,571
	Montana — 0.0%†
1,600,000(g)	Two Rivers Authority, Inc., 7.375%, 11/1/27	$ 122,560
	Total Montana	$122,560
	New Hampshire — 0.7%
1,000,000	New Hampshire Health and Education Facilities Authority Act, Series A, 5.00%, 8/1/59	$ 1,457,820
375,000	New Hampshire Health and Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	404,925
	Total New Hampshire	$1,862,745
	New Jersey — 2.4%
3,000,000	New Jersey Economic Development Authority, Continental Airlines, 5.25%, 9/15/29	$ 3,058,320
2,500,000	New Jersey Economic Development Authority, Continental Airlines, 5.75%, 9/15/27	2,544,650
1,000,000	New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project, Series A, 5.375%, 10/1/50 (144A)	1,147,970
	Total New Jersey	$6,750,940
5Pioneer Municipal High Income Fund, Inc. |  | 1/31/22

Principal Amount USD ($)		Value
	New Mexico — 1.3%
650,000(e)	County of Otero, Otero County Jail Project, 9.00%, 4/1/23	$ 641,875
2,960,000(e)	County of Otero, Otero County Jail Project, 9.00%, 4/1/28	2,923,000
	Total New Mexico	$3,564,875
	New York — 19.0%
2,000,000	Metropolitan Transportation Authority, Series D-2, 4.00%, 11/15/48	$ 2,153,400
2,500,000	New York State Dormitory Authority, Series A, 3.00%, 3/15/41	2,563,100
2,500,000	New York State Dormitory Authority, Series A, 5.00%, 3/15/41	3,019,275
2,500,000	Metropolitan Transportation Authority, Series E, 5.00%, 11/15/33	3,018,650
1,500,000	Metropolitan Transportation Authority, Green Bond, Series C1, 4.75%, 11/15/45	1,736,535
2,000,000	Metropolitan Transportation Authority, Green Bond, Series C1, 5.25%, 11/15/55	2,360,040
3,000,000	Metropolitan Transportation Authority, Green Bond, Series E, 4.00%, 11/15/45	3,242,130
8,000,000	New York State Dormitory Authority, Series A, 4.00%, 7/1/41	9,066,720
7,500,000	New York State Dormitory Authority, Series C, 5.00%, 3/15/39	8,068,350
4,865,000	New York State Dormitory Authority, Columbia University, Series A, 5.00%, 10/1/50	7,038,049
1,500,000	New York State Dormitory Authority, Trustees of Columbia University, 5.00%, 10/1/45	2,143,200
2,000,000	New York State Thruway Authority, Series A, 4.00%, 3/15/41	2,258,900
3,000,000	New York State Urban Development Corp., Series A, 3.00%, 3/15/49	2,994,480
1,000,000	Troy Capital Resource Corp., 4.00%, 9/1/40	1,144,240
2,260,177	Westchester County Healthcare Corp., Series A, 5.00%, 11/1/44	2,366,903
1,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, 5.00%, 7/1/36 (144A)	1,091,740
	Total New York	$54,265,712
Pioneer Municipal High Income Fund, Inc. |  | 1/31/226

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	North Carolina — 2.9%
2,500,000(b)	County of Mecklenburg NC, 2.00%, 3/1/41	$ 2,329,300
4,225,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.00%, 1/1/38 (144A)	5,859,061
	Total North Carolina	$8,188,361
	Ohio — 3.0%
1,000,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 4.00%, 6/1/48	$ 1,080,000
3,500,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B2, 5.00%, 6/1/55	3,845,660
1,000,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	1,004,470
2,500,000(b)(d)	State of Ohio, Common Schools, Series B, 5.00%, 6/15/29	2,542,125
	Total Ohio	$8,472,255
	Oregon — 2.3%
1,000,000	Oregon Health & Science University, Series A, 5.00%, 7/1/42	$ 1,158,090
5,190,000(d)	Oregon Health & Science University, Series E, 5.00%, 7/1/32	5,287,935
	Total Oregon	$6,446,025
	Pennsylvania — 4.0%
3,000,000	Geisinger Authority, Geisinger Health System, Series A-1, 5.00%, 2/15/45	$ 3,446,160
2,000,000	Pennsylvania Housing Finance Agency, Series 134A, 2.05%, 4/1/41	1,832,540
1,500,000	Pennsylvania Turnpike Commission, Series A, 5.25%, 12/1/44	1,862,760
500,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	547,495
1,000,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	1,066,450
460,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	489,302
2,000,000(d)	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.20%, 12/1/43	2,137,340
	Total Pennsylvania	$11,382,047
	Puerto Rico — 5.4%
6,255,000(b)	Commonwealth of Puerto Rico, Series A, 8.00%, 7/1/35	$ 5,629,500
7Pioneer Municipal High Income Fund, Inc. |  | 1/31/22

Principal Amount USD ($)		Value
	Puerto Rico — (continued)
1,000,000	Puerto Rico Electric Power Authority, Series AAA, 5.25%, 7/1/21	$ 1,024,750
3,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A1, 5.00%, 7/1/58	3,883,985
1,386,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A2, 4.536%, 7/1/53	1,505,958
3,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A2, 4.784%, 7/1/58	3,295,380
	Total Puerto Rico	$15,339,573
	Rhode Island — 2.8%
5,900,000(g)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 1,062,000
2,000,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.00%, 9/1/37	2,252,980
1,000,000	Rhode Island Turnpike & Bridge Authority, Series A, 4.00%, 10/1/44	1,121,410
2,500,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.00%, Series 2019, 9/1/47 (144A)	3,623,600
	Total Rhode Island	$8,059,990
	South Carolina — 1.1%
2,850,000	City of Charleston SC Waterworks & Sewer System Revenue, 4.00%, 1/1/49	$ 3,267,497
	Total South Carolina	$3,267,497
	Texas — 7.4%
500,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	$ 582,900
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	1,095,140
5,465,000	Board of Regents of the University of Texas System, Series B, 5.00%, 8/15/49	7,936,546
1,000,000	City of Houston TX Combined Utility System Revenue, Series C, 4.00%, 11/15/35	1,155,160
1,490,000(b)	County of Harris, Series A, 5.00%, 10/1/26	1,686,606
3,785,000	North Texas Tollway Authority, Second Tier, Series A, 5.00%, 1/1/35	4,161,267
3,960,000(g)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.00%, 7/1/38	975,150
981,344	Texas Department of Housing & Community Affairs, 2.30%, 7/1/37 (FNMA HUD SECT 8 Insured)	953,699
Pioneer Municipal High Income Fund, Inc. |  | 1/31/228

Schedule of Investments  |  1/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Texas — (continued)
350,000	Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/31	$ 430,913
2,000,000	Texas Water Development Board, St. Water Implementation Fund, 4.00%, 10/15/44	2,256,760
	Total Texas	$21,234,141
	Utah — 0.4%
1,000,000	Salt Lake City Corp., Airport Revenue, Series B, 5.00%, 7/1/35	$ 1,166,600
	Total Utah	$1,166,600
	Virginia — 11.0%
5,000,000(b)	City of Alexandria VA, Series A, 3.00%, 7/15/46 (ST AID WITHHLDG Insured)	$ 5,239,950
1,000,000	City of Richmond VA Public Utility Revenue, Series A, 3.00%, 1/15/45	1,040,990
2,200,000(b)	County of Arlington, 4.00%, 8/15/35	2,446,576
1,415,000(b)	County of Fairfax, Series A, 4.00%, 10/1/33 (ST AID WITHHLDG Insured)	1,566,348
5,000,000	University of Virginia, Series A, 5.00%, 4/1/42	5,860,900
4,000,000(d)	Upper Occoquan Sewage Authority, 4.00%, 7/1/41	4,410,240
5,000,000	Virginia College Building Authority, Series A, 3.00%, 2/1/36	5,315,900
4,000,000	Virginia Commonwealth Transportation Board, Capital Projects, 3.00%, 5/15/37	4,278,280
1,000,000	Virginia Public Building Authority, Series A, 4.00%, 8/1/39	1,141,310
	Total Virginia	$31,300,494
	Washington — 10.9%
3,745,000	City of Seattle, Water System Revenue, 4.00%, 8/1/32	$ 4,189,681
2,500,000(b)	King County, Issaquah School District No. 411, 4.00%, 12/1/31 (SCH BD GTY Insured)	2,763,275
1,000,000(b)	State of Washington, Series D, 4.00%, 7/1/39	1,184,010
14,315,000(b)(c)	State of Washington, Motor Vehicle Sales Tax, Series C, 6/1/22 (NATL Insured)	14,270,194
3,285,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.00%, Series 2018, 1/1/45 (144A)	4,734,276
2,500,000	University of Washington, Series B, 5.00%, 6/1/29	2,806,600
1,150,000(d)	Washington State Housing Finance Commission, Mirabella Project, Series A, 6.75%, 10/1/47 (144A)	1,198,450
	Total Washington	$31,146,486
9Pioneer Municipal High Income Fund, Inc. |  | 1/31/22

Principal Amount USD ($)		Value
	Wisconsin — 4.1%
1,500,000	Public Finance Authority, Gardner Webb University, 5.00%, 7/1/31 (144A)	$ 1,696,515
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	797,527
1,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/37	1,067,750
1,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.30%, 6/1/47	1,052,680
1,455,000(d)	Public Finance Authority, SearStone CCRC Project, Series A, 8.625%, 6/1/47	1,493,587
5,000,000	Wisconsin Department of Transportation, Series A, 5.00%, 7/1/28	5,459,450
	Total Wisconsin	$11,567,509
	Total Municipal Bonds (Cost $416,695,945)	$426,680,636

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 149.5% (Cost $416,695,945)	$426,680,636
	OTHER ASSETS AND LIABILITIES — (49.5)%	$(141,337,407)
	net assets applicable to common shareowners — 100.0%	$285,343,229
AMBAC	Ambac Assurance Corporation.
CNTY GTD	County Guaranteed.
COLL	Collateral.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
FNMA HUD SECT 8	Federal National Mortgage Association U.S. Department of Housing and Urban Development Section 8.
GNMA	Government National Mortgage Association.
NATL	National Public Finance Guarantee Corp.
RIB	Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at January 31, 2022.
SCH BD GTY	School Board Guaranty.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.
Pioneer Municipal High Income Fund, Inc. |  | 1/31/2210

Schedule of Investments  |  1/31/22
(unaudited) (continued)
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2022, the value of these securities amounted to $31,559,177, or 11.1% of net assets applicable to common shareowners.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Represents a General Obligation Bond.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2022.
(f)	Escrow to maturity.
(g)	Security is in default.
†	Amount rounds to less than 0.1%.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2022, in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$426,680,636	$—	$426,680,636
Total Investments in Securities	$—	$426,680,636	$—	$426,680,636
Other Financial Instruments
Variable Rate MuniFund Term Preferred Shares(a)	$—	$(145,000,000)	$—	$(145,000,000)
Total Other Financial Instruments	$—	$(145,000,000)	$—	$(145,000,000)
(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
During the period ended January 31, 2022, there were no transfers in or out of Level 3.
11Pioneer Municipal High Income Fund, Inc. |  | 1/31/22